Victory Pioneer International Equity Fund Average Annual Total Returns		12 Months Ended	43 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%		7.88%	8.14%
MSCI Europe, Australasia and Far East (EAFE) NR Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.22%		8.92%	8.18%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		34.64%		10.42%	8.77%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		33.28%		9.33%	8.05%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.49%		8.13%	7.09%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		40.80%		10.90%	8.69%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		43.42%	5.70%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		43.43%		12.20%	9.86%

[1]	Index values are calculated using net returns. Net returns approximate the minimum possible dividend reinvestment—the dividend is reinvested after deduction of withholding tax, applying the highest rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
[2]	Inception date is June 6, 2022.